Basis of Preparation of the Financial Statements (Details) - Bank of Israel [Member] - NIS	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Exchange Rates [Line Items]
Representative exchange rate of USD (NIS/USD 1)	3.467	3.845	3.902
Changes in exchange rates for the Year ended	(9.80%)	(1.50%)	0.30%